                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                   811-07358

Exact name of registrant as specified in charter:     Duff & Phelps Utility and
                                                      Corporate Bond Trust Inc.

Address of principal executive offices:               55 East Monroe St
                                                      Suite 3600
                                                      Chicago, IL 60603


Name and address of agent for service:                Alan M. Meder, Principal
                                                      Financial Officer
                                                      55 East Monroe St.
                                                      Suite  3600
                                                      Chicago, IL 60603

Registrant's telephone number, including area code:   312-541-5555

Date of fiscal year end:                              12/31/05

Date of reporting period:                             6/30/05

Item 1 - Reports to Stockholders -

DEAR FELLOW SHAREHOLDERS:

YOUR FUND'S PERFORMANCE

     During the first half of the year, the performance of leveraged bond funds, including Duff & Phelps Utility and Corporate Bond Trust Inc. (the "DUC Fund" or the "Fund"), was generally positive. The highly anticipated rise in long-term interest rates failed to materialize and the earlier disruption in the corporate credit markets, in part caused by problems in the auto industry, subsided considerably. As a result, the DUC Fund and the broad fixed income markets posted solid returns.

                                                                                    DUC FUND
                                                                                   (PER SHARE
                                  DOW JONES                                     PERFORMANCE WITH       DUC FUND       LEHMAN
                               INDUSTRIAL INDEX          S&P 500 INDEX        DIVIDENDS REINVESTED    (NAV-BASED     AGGREGATE
                            (DIVIDENDS REINVESTED)   (DIVIDENDS REINVESTED)      IN FUND PLAN)       PERFORMANCE)   BOND INDEX
                            ----------------------   ----------------------   --------------------   ------------   -----------
January - June 2005.......         (3.65)%                  (0.81)%                  3.06%              1.61%          2.51%

---------------
Performance returns for both the Dow Jones Industrial Index and the S&P 500 Index were obtained from Bloomberg LLP. DUC Fund per share-based returns were obtained from the Administrator of the DUC Fund. DUC Fund NAV-based returns were obtained from Lipper Inc. Lehman Aggregate Index performance returns were obtained from Lehman Brothers.

     Based on the mid-year closing price of $14.58 and actual dividends of $1.02 for the past year, the DUC Fund common stock had an annual dividend yield of 6.99%.

MARKET OVERVIEW

     During the first half of 2005, investors were confronted with a number of uncertainties that negatively influenced equity market returns. After a multi-year period of strong economic growth, the U.S. economic growth rate slowed marginally. Among the uncertainties facing investors were the extent to which higher energy prices would dampen consumer willingness to spend and the ability of institutions that employ financial leverage to operate in an environment of sharply rising short-term interest rates. Concerns about the long-term profitability of the auto industry forced investors to analyze whether problems were industry-specific or if they carried broader implications that might spread to other areas of the economy. In addition to the ongoing turmoil in Iraq and the war against terrorism, investors had to consider the potential negative affects of expanding deficits, the threat of rising inflation and the re-emergence of M&A (mergers and acquisitions) activity. Offsetting some of these concerns was a robust U.S. housing market and a sound employment situation. In general, the momentum enjoyed by the U.S. economy was not enough to allow equity investors to look beyond the uncertainties, resulting in the traditional equity markets posting negative returns.

     Over the same time period, the Federal Reserve remained on the path of removing the stimulative monetary policy that had been in place for the past few years. Following a pattern that began at mid-year 2004, the Federal Funds target has been increased by 25 basis points at each meeting of the Federal Reserve Board. The most recent move, which took place on August 9, 2005, was the tenth 25 basis point increase, bringing the Federal Funds target to 3.50%. Returns for the first half of 2005 were generally positive in the broad fixed income markets. Due to a re-shaping of the U.S. Treasury yield curve, specific returns were highly dependent on the term to maturity of a given investment. Expectations of the Federal Reserve's continued reversal of an overly accommodative monetary policy, along with increased faith in the Federal Reserve's ability to contain inflation, allowed for an environment in which short-term and long-term interest rates moved in opposite directions. Over the first half of the year, the U.S. Treasury yield curve flattened dramatically, as yields increased by 57 basis points on two-year maturities, while yields decreased by 30 basis points on ten-year maturities and by 63 basis points on thirty-year maturities.

ECONOMIC OUTLOOK

     Looking forward to the second half of 2005, barring an unforeseen escalation of geopolitical tension or a further significant increase in energy prices, the U.S. economy is expected to grow at a moderate pace. Recognizing that monetary policy remains accommodative and inflationary pressures have the potential to accelerate, the Federal Reserve is expected to maintain a measured pace of tightening to a more neutral monetary policy. The consumer, slowed by the effects of rising short-term interest rates and the resultant higher cost of short-term consumer debt, is expected to give way to business as the main driver behind the economic expansion. Corporate fundamentals in the U.S. remain solid, as healthy balance sheets and solid profitability enable business investment, in the form of expanding payrolls and capital expenditures, to continue. An environment of sustained U.S. economic growth and increasing inflation expectations could set the stage for upward pressure on the general level of interest rates. In addition, tighter Federal Reserve policy could potentially lead to a continued flattening of the U.S. Treasury yield curve, as short-term rates increase at a faster pace than long-term rates. Under this scenario, we believe that the returns of leveraged bond funds may be restrained by the impact of rising interest rates, while the outlook for corporate bonds should remain positive as it is supported by steady economic growth and healthy expectations for corporate profitability.

DIVIDEND REINVESTMENT, CASH PURCHASE PLAN AND DIRECT DEPOSIT

     To those of you receiving dividends in cash, you may want to consider taking advantage of the dividend reinvestment and cash purchase plan (the "Plan") available to all registered shareholders of the DUC Fund. Under the Plan, the DUC Fund absorbs all administrative costs (except brokerage commissions, if any) so that the total amount of your dividends and other distributions may be reinvested in additional shares of the DUC Fund. Also, the cash purchase option permits participants to purchase shares in the open market through the Plan Agent. Additional information about the Plan is available from the Plan Agent, The Bank of New York, at 1-800-524-4458, or for more details, please turn to page 18.

     For those shareholders receiving dividend checks, you may want to consider having your monthly dividends deposited, free of charge, directly into your bank account through electronic funds transfer. Direct deposit provides the convenience of automatic and immediate access to your funds, while eliminating the possibility of mail delays and lost, stolen or destroyed checks. Additional information about direct deposit is available from The Bank of New York, at 1-800-432-8224.

     We appreciate your investment in Duff & Phelps Utility and Corporate Bond Trust Inc. and look forward to continuing our service to you.

Sincerely,

/s/ Francis E. Jeffries                  /s/ Nathan I. Partain

Francis E. Jeffries, CFA                 Nathan I. Partain
Chairman                                 President and Chief Executive Officer

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)

                                                                         RATINGS
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------

            LONG-TERM INVESTMENTS--135.7%

            U.S. GOVERNMENT AND AGENCY OBLIGATIONS(A)--13.9%

            Federal National Mortgage Association,

 $   675      8.00%, 10/01/30.....................................  Aaa       AAA        $     725,991

   1,848      7.00%, 12/01/31.....................................  Aaa       AAA            1,949,543

            Government National Mortgage Association
            Pass-Through Certificates,

      65      7.00%, 3/15/26......................................  Aaa       AAA               69,416

     253      7.50%, 5/15/26......................................  Aaa       AAA              272,303

     177      8.00%, 11/15/30.....................................  Aaa       AAA              191,900

     140      8.00%, 2/15/31......................................  Aaa       AAA              151,802

            U.S. Treasury Bonds,

  40,000      10.375%, 11/15/12...................................  Aaa       AAA           46,020,320
                                                                                         -------------

            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (cost $49,943,788)........................................................      49,381,275
                                                                                         -------------

            CORPORATE BONDS--117.2%

            AUTO & TRUCK--5.0%

  10,000    DaimlerChrysler NA Holdings,
              7.20%, 9/01/09......................................  A3        BBB           10,895,020

   7,250    Ford Motor Company,
              9.215%, 9/15/21.....................................  Baa3      BB+            6,843,050
                                                                                         -------------

                                                                                            17,738,070
                                                                                         -------------

            BROADCASTING & PUBLISHING--1.9%

   6,550    Continental Cablevision, Inc.,
              9.50%, 8/01/13......................................  Baa2      BBB+           6,887,626
                                                                                         -------------

            FINANCIAL--26.6%

   7,000    Countrywide Capital I,
              8.00%, 12/15/26.....................................  Baa1      BBB+           7,261,219

            John Deere Capital Corp.,

   5,000      3.125%, 12/15/05....................................  A3        A-             4,985,480

   5,000      5.125%, 10/19/06....................................  A3        A-             5,073,205

   5,000    General Electric Capital Corporation,
              8.625%, 6/15/08.....................................  Aaa       AAA            5,587,185

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)

                                                                         RATINGS
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            FINANCIAL (CONTINUED)
 $10,000    Great Western Financial Trust II,
              8.206%, 2/01/27.....................................  Baa1      BBB        $  10,866,900

  16,000    Household Finance Corp.,
              8.00%, 7/15/10......................................  A1        A             18,481,232

  10,000    KeyCorp Institution Capital B,
              8.25%, 12/15/26.....................................  A3        BBB           10,887,920

            Merrill Lynch & Co.,

   5,000      6.50%, 7/15/18......................................  Aa3       A+             5,780,330

   5,000      6.875%, 11/15/18....................................  Aa3       A+             5,915,200

  10,000    NationsBank Capital Trust IV,
              8.25%, 4/15/27......................................  Aa3       A             10,939,950

   7,500    Verizon Global Funding Corp.,
              7.375%, 9/01/12.....................................  A2        A+             8,776,155
                                                                                         -------------

                                                                                            94,554,776
                                                                                         -------------

            INDUSTRIAL--25.8%

   5,000    Archer-Daniels-Midland Company,
              8.125%, 6/01/12.....................................  A2        A+             6,054,665

   5,000    International Paper Co.,
              3.80%, 4/01/08......................................  Baa2      BBB            4,915,670

   5,000    Occidental Petroleum Corporation,
              9.25%, 8/01/19......................................  A3        A-             7,021,900

   5,000    Sun Company, Inc.,
              9.00%, 11/01/24.....................................  Baa2      BBB            6,920,335

            Tele-Communications, Inc.,

   5,275      10.125%, 4/15/22....................................  Baa2      BBB+           7,755,411

   3,200      9.875%, 6/15/22.....................................  Baa2      WR             4,632,413

   5,000    Time Warner Entertainment Company, L.P.,
              8.875%, 10/01/12....................................  Baa1      BBB+           6,181,145

   5,000    Time Warner Inc.,
              9.15%, 2/01/23......................................  Baa1      BBB+           6,881,995

  10,000    Trans-Canada Pipelines Limited,
              9.875%, 1/01/21.....................................  A2        A-            15,078,620

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)

                                                                         RATINGS
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            INDUSTRIAL (CONTINUED)
 $10,000    USX Corporation,
              9.125%, 1/15/13.....................................  Baa1      BBB+       $  12,733,880

  12,500    Weyerhaeuser Co.,
              6.75%, 3/15/12......................................  Baa2      BBB           13,771,675
                                                                                         -------------

                                                                                            91,947,709
                                                                                         -------------

            RETAIL--1.6%

   5,000    Wal-Mart Stores, Inc.,
              6.875%, 8/10/09.....................................  Aa2       AA             5,515,145
                                                                                         -------------

            TELEPHONE--15.7%

  10,000    Bell Canada Inc.,
              9.50%, 10/15/10.....................................  A3        A             12,247,610

  10,000    British Telecom PLC,
              7.875%, 12/15/05....................................  Baa1      A-            10,175,580

  12,000    Deutsche Telekom International Finance,
              8.50%, 6/15/10......................................  A3        A-            13,921,632

   5,000    New York Telephone Co.,
              8.625%, 11/15/10....................................  Baa2      A+             5,830,285

  10,125    Sprint Corp.,
              9.25%, 4/15/22......................................  Baa3      BBB-          13,845,188
                                                                                         -------------

                                                                                            56,020,295
                                                                                         -------------

            UTILITIES--ELECTRIC--40.6%

   2,750    Alabama Power Co.,
              7.125%, 10/01/07....................................  A2        A              2,926,385

  10,000    CalEnergy Company, Inc.,
              8.48%, 9/15/28......................................  Baa3      BBB-          13,480,910

  17,438    ComEd Financing II,
              8.50%, 1/15/27......................................  Baa2      BBB           19,100,504

  10,000    Dominion Resources, Inc.,
              8.125%, 6/15/10.....................................  Baa1      BBB+          11,533,810

   5,000    DTE Energy Co.,
              6.45%, 6/01/06......................................  Baa2      BBB-           5,103,295

  10,000    Duke Energy Corporation,
              7.375%, 3/01/10.....................................  Baa1      BBB           11,195,340

  10,000    Hydro-Quebec,
              7.50%, 4/01/16......................................  A1        A+            12,425,710

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)

                                                                         RATINGS
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            UTILITIES--ELECTRIC (CONTINUED)
 $ 8,485    Illinois Power Co.,
              7.50%, 6/15/09......................................  Baa1      A-         $   9,476,795

  10,088    KeySpan Gas East Corporation,
              7.875%, 2/01/10.....................................  A2        A+            11,561,635

   5,000    PSE&G Power LLC,
              7.75%, 4/15/11......................................  Baa1      BBB            5,771,415

  10,000    Sempra Energy,
              7.95%, 3/01/10......................................  Baa1      BBB+          11,366,870

   5,512    Southern California Edison Company,
              7.625%, 1/15/10.....................................  Baa1      BBB            6,218,683

   6,000    South Carolina Electric & Gas Co.,
              6.125%, 3/01/09.....................................  A1        A-             6,387,600

   6,000    Wisconsin Energy Corp.,
              6.50%, 4/01/11......................................  A3        BBB+           6,601,182

  10,131    Xcel Energy, Inc.,
              7.00%, 12/01/10.....................................  Baa1      BBB-          11,283,422
                                                                                         -------------

                                                                                           144,433,556
                                                                                         -------------
            TOTAL CORPORATE BONDS (cost $392,797,144).................................     417,097,177
                                                                                         -------------

            ASSET-BACKED SECURITIES--4.6%

   5,000    California Infrastructure SCE 1997-1 A7
              6.420%, 12/26/09....................................  Aaa       AAA            5,226,096

   5,000    Detroit Edison Securitization Funding LLC 2001-1 A6
              6.620%, 3/01/16.....................................  Aaa       AAA            5,792,242

   5,000    PSE&G Transition Funding 2001-1 A5
              6.450%, 3/15/13.....................................  Aaa       AAA            5,507,429
                                                                                         -------------

            TOTAL ASSET-BACKED (cost $17,012,500).....................................      16,525,767
                                                                                         -------------

            TOTAL LONG-TERM INVESTMENTS (cost $459,753,432)...........................     483,004,219
                                                                                         -------------

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)

                                                                         RATINGS
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            SHORT-TERM INVESTMENTS(A)--0.7%
            U.S. Treasury Bills,(a)
 $ 2,300      2.695%, 7/28/05.....................................  Aaa       AAA        $   2,295,023
                                                                                         -------------
            TOTAL SHORT-TERM INVESTMENTS (cost $2,295,351)............................       2,295,023
                                                                                         -------------
            TOTAL INVESTMENTS--136.4%
            (cost $462,048,783).......................................................     485,299,242
            LIABILITIES, LESS CASH AND OTHER ASSETS--(36.4%)..........................    (129,473,493)
                                                                                         -------------
            NET ASSETS--100%..........................................................   $ 355,825,749
                                                                                         =============

------------------------------------
(a) AAA ratings on U.S. government and agency obligations are assumed because they are not rated.

               SECTOR ALLOCATION AS A PERCENTAGE OF MARKET VALUE
                           AS OF 6/30/05 (UNAUDITED)

                                [FUND PIE CHART]

Corporates                                                      87%

U.S. Gov't/Agency                                               10%

Asset-Backed                                                     3%

Short-Term                                                       0%

                                                              100.00%

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2005
                                  (UNAUDITED)

ASSETS
Investments, at value (cost $462,048,783)...................   $485,299,242
Cash........................................................      4,720,362
Interest receivable.........................................      8,243,128
Receivable for common stock reinvestments...................        215,341
Prepaid expenses and other assets (Note 8)..................        610,154
                                                               ------------
     Total assets...........................................    499,088,227
                                                               ------------
LIABILITIES
Commercial paper (Note 5)...................................    142,227,442
Deferred compensation payable (Note 8)......................        556,684
Investment advisory fee payable (Note 2)....................        231,524
Administrative fee payable (Note 2).........................         49,582
Accrued expenses............................................        197,246
                                                               ------------
     Total liabilities......................................    143,262,478
                                                               ------------
NET ASSETS..................................................   $355,825,749
                                                               ============
CAPITAL
Common stock, $.01 par value, 600,000,000 shares authorized,
  26,930,461 shares issued and outstanding (Note 7).........   $    269,304
Additional paid-in capital..................................    367,785,504
Distributions in excess of net investment income............    (13,057,898)
Accumulated net realized loss on investment transactions....    (22,421,620)
Net unrealized appreciation on investments..................     23,250,459
                                                               ------------
NET ASSETS..................................................   $355,825,749
                                                               ============
Net asset value per share of common stock:
  ($355,825,749 / 26,930,461 shares of common stock issued
  and outstanding)..........................................   $      13.21
                                                               ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005
                                  (UNAUDITED)

INVESTMENT INCOME
  Interest income...........................................   $14,383,900
                                                               -----------
EXPENSES
  Investment advisory fees (Note 2).........................     1,237,046
  Administrative fees (Note 2)..............................       265,236
  Directors' fees and expenses..............................       168,580
  Commercial paper fees.....................................       132,974
  Commitment fees (Note 5)..................................        75,543
  Commissions expense -- commercial paper...................        71,899
  Transfer agent fees and expenses..........................        68,170
  Professional fees.........................................        55,803
  Custodian fees and expenses...............................        25,349
  Reports to shareholders...................................        20,302
  Registration fees.........................................        11,849
  Other.....................................................        19,477
                                                               -----------
  Total operating expenses..................................     2,152,228
  Interest expense -- commercial paper (Note 5).............     1,956,961
                                                               -----------
     Total expenses.........................................     4,109,189
                                                               -----------
     Net investment income..................................    10,274,711
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investment transactions..............    (1,177,388)
  Net change in unrealized appreciation/depreciation on
     investments............................................    (3,462,971)
                                                               -----------
     Net realized and unrealized loss on investments........    (4,640,359)
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $ 5,634,352
                                                               ===========

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                           FOR THE
                                                         SIX MONTHS
                                                            ENDED         FOR THE YEAR
                                                        JUNE 30, 2005         ENDED
                                                         (UNAUDITED)    DECEMBER 31, 2004
                                                        -------------   -----------------
OPERATIONS
  Net investment income...............................  $ 10,274,711      $ 23,066,266
  Net realized loss on investment transactions........    (1,177,388)         (760,530)
  Net change in unrealized appreciation/depreciation
     on investments...................................    (3,462,971)       (4,087,463)
                                                        ------------      ------------
  Net increase in net assets resulting from
     operations.......................................     5,634,352        18,218,273
                                                        ------------      ------------
DIVIDENDS TO SHAREHOLDERS
  From net investment income..........................   (13,706,059)      (27,284,046)
                                                        ------------      ------------
CAPITAL STOCK TRANSACTIONS
  Reinvestment of dividends resulting in the issuance
     of 96,017 shares and 146,840 shares of Common
     Stock, respectively..............................     1,297,040         2,042,369
                                                        ------------      ------------
  Total increase (decrease) in net assets.............    (6,774,667)       (7,023,404)
NET ASSETS
  Beginning of year...................................   362,600,416       369,623,820
                                                        ------------      ------------
  End of year(a)......................................  $355,825,749      $362,600,416
                                                        ============      ============
  (a) includes distributions in excess of net
     investment income................................  $(13,057,898)     $ (9,626,550)
                                                        ============      ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            STATEMENT OF CASH FLOWS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005
                                  (UNAUDITED)

INCREASE (DECREASE) IN CASH
Cash flows provided from (used for) operating activities:
     Interest received......................................  $ 17,134,591
     Expenses paid..........................................    (2,087,980)
     Interest expense paid..................................    (1,863,502)
     Purchase of long-term portfolio investments............   (52,186,015)
     Proceeds from sale of long-term portfolio
       investments..........................................    48,000,272
     Net proceeds from sales in excess of purchases of
       short-term portfolio investments.....................     2,352,044
                                                              ------------
     Net cash provided from operating activities............    11,349,410
                                                              ------------
Cash flows provided from (used for) financing activities:
     Net cash used for commercial paper.....................      (164,633)
     Cash dividends paid to shareholders(a).................   (12,404,826)
                                                              ------------
     Net cash used for financing activities.................   (12,569,459)
                                                              ------------
Net decrease in cash........................................    (1,220,049)
        Cash at beginning of period.........................     5,940,411
                                                              ------------
        Cash at end of period...............................  $  4,720,362
                                                              ============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations........  $  5,634,352
                                                              ------------
     Increase in investments................................       540,891
     Net realized loss on investments transactions..........     1,177,388
     Net change in unrealized appreciation/depreciation on
       investments..........................................     3,462,971
     Decrease in interest receivable........................       376,101
     Increase in prepaid expenses...........................         6,376
     Increase in interest payable...........................        93,459
     Increase in accrued expenses and other liabilities.....        57,872
                                                              ------------
        Total adjustments...................................     5,715,058
                                                              ------------
Net cash provided from operating activities.................  $ 11,349,410
                                                              ============

------------------------------------
(a) Non cash financing activities not included herein consist of reinvestment of dividends of $1,297,040.

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                              FINANCIAL HIGHLIGHTS

                                              FOR THE
                                            SIX MONTHS
                                               ENDED                  FOR THE YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2005    ----------------------------------------------------
                                            (UNAUDITED)       2004       2003       2002     2001(2)      2000
                                           -------------    --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.....    $  13.51       $  13.85   $  13.03   $  13.23   $  12.64   $  12.54
                                             --------       --------   --------   --------   --------   --------
  Net investment income(1)...............        0.38           0.86       0.93       0.99       0.96       0.98
  Net realized and unrealized gain (loss)
    on investments transactions..........       (0.17)         (0.18)      0.91      (0.17)      0.65       0.17
                                             --------       --------   --------   --------   --------   --------
  Net increase (decrease) from investment
    operations...........................        0.21           0.68       1.84       0.82       1.61       1.15
                                             --------       --------   --------   --------   --------   --------
Dividends from net investment income.....       (0.51)         (1.02)     (1.02)     (1.02)     (1.02)     (1.05)
                                             --------       --------   --------   --------   --------   --------
Net asset value, end of period(3)........    $  13.21       $  13.51   $  13.85   $  13.03   $  13.23   $  12.64
                                             ========       ========   ========   ========   ========   ========
Per share market value, end of
  period(3)..............................    $  14.58       $  14.69   $  14.99   $  13.16   $  13.21   $  12.75
                                             ========       ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN(4)...............        3.06%          5.55%     22.64%      7.91%     11.90%     20.41%
RATIOS TO AVERAGE NET ASSETS(5)
Operating expenses.......................        2.32%(6)       1.78%      1.79%      2.16%      3.07%      4.02%
Operating expenses (excluding all
  commercial paper expenses).............        1.06%(6)       1.06%      1.08%      1.04%      1.02%      1.04%
Net investment income....................        5.81%(6)       6.34%      6.81%      7.84%      7.35%      7.98%
SUPPLEMENTAL DATA
Portfolio turnover.......................          10%            17%        10%        27%        10%        15%
Net assets, end of period (000)..........    $355,826       $362,600   $369,624   $345,131   $347,114   $329,178
COMMERCIAL PAPER INFORMATION
Aggregate amount outstanding at end of
  period (000)...........................    $143,000       $143,000   $143,000   $140,500   $143,000   $143,000
Average daily amortized cost of
  commercial paper outstanding (000).....    $142,355       $142,557   $142,115   $141,657   $141,686   $141,152
Asset coverage per $1,000 at end of
  period.................................    $  3,490       $  3,537   $  3,585   $  3,455   $  3,440   $  3,294

------------------------------------
(1) Based on average shares outstanding.

(2) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $0.08, increase net realized and unrealized gains and losses per share by $0.08, and decrease the ratio of net investment income to average net assets from 7.99% to 7.35%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3) Net asset value and market value are published in The Wall Street Journal each Monday.

(4) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Brokerage commissions are not reflected.

(5) As a percentage of average weekly net assets which includes any liabilities or senior securities constituting indebtedness in connection with financial leverage.

(6) Annualized.
    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2005 (UNAUDITED)

     Duff & Phelps Utility and Corporate Bond Trust Inc. (the "Fund") was organized in Maryland on November 23, 1992 as a diversified, closed-end management investment company with operations commencing on January 29, 1993.

     The Fund's investment objective is to seek high current income consistent with investing in securities of investment-grade quality. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a diversified portfolio of Utility Income Securities, Corporate Income Securities, Mortgage-Backed Securities and Asset-Backed Securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific state, industry or region.

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund values its fixed-income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments with similar characteristics in accordance with procedures established by the Board of Directors of the Fund (the "Board"). Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board.

     Debt securities that mature in 60 days or less are valued at amortized cost unless this method does not represent fair value.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and discounts, is recorded on the accrual basis.

     FEDERAL INCOME TAXES: It is the Fund's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient net income and capital gains, if any, to shareholders to qualify as a regulated investment company. For this reason, no Federal income tax provision is required.

     DIVIDENDS AND DISTRIBUTIONS: The Fund declares and pays dividends to shareholders on a monthly basis. The dividends are recorded by the Fund on the ex-dividend date.

     REPURCHASE AGREEMENTS: Repurchase agreements are fully collateralized by U.S. Treasury or Government Agency securities. All collateral is held through the Fund's custodian and is monitored daily so that its market value exceeds the carrying value of the repurchase agreement.

     USE OF ESTIMATES: The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts for income and expenses during the reporting period. Actual results could differ from those estimates.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2.  AGREEMENTS

     The Fund has an Advisory Agreement with Duff & Phelps Investment Management Co. (the "Adviser"), a subsidiary of Phoenix Investment Partners, Ltd., and an Administration Agreement with Princeton Administrators, L.P. (the
"Administrator").

     The investment advisory fee paid to the Adviser is computed weekly and payable monthly at an annual rate of .50% of the Fund's average weekly managed assets, which is defined as the average weekly value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness constituting financial leverage).

     The administrative fee paid to the Administrator is also computed weekly and payable monthly at an annual rate of .15% of the Fund's average weekly net assets, which is defined as the average weekly value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (including any liabilities or senior securities in connection with financial leverage) subject to a monthly minimum of $12,500.

     Pursuant to the agreements, the Adviser provides continuous supervision of the investment portfolio and pays the compensation of any directors and officers of the Fund who are full-time employees of the Adviser. The Administrator pays certain occupancy, clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

NOTE 3.  PORTFOLIO SECURITIES

     For the six months ended June 30, 2005, the Fund had purchases of $52,186,015 and sales of $47,983,002 of investment securities, other than U.S. Government securities and short-term investments

     The cost of investments of the Fund for federal income tax purposes was $477,131,751. The net unrealized appreciation aggregated $8,167,491, of which $19,554,488 related to appreciated securities and $11,386,997 related to depreciated securities.

NOTE 4.  SECURITY LENDING

     The Fund may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fee income. The Fund also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. During the six months ended June 30, 2005, there were no securities loaned.

NOTE 5.  COMMERCIAL PAPER

     As of June 30, 2005, $143,000,000 of commercial paper was outstanding with an amortized cost of $142,227,442. The average discount rate of commercial paper outstanding at June 30, 2005 was 3.34%. The average daily balance of commercial paper outstanding for the six months ended June 30, 2005 was $142,354,579 at a weighted average discount rate of 2.85%. The maximum amount of commercial paper

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

outstanding at any time during the year was $143,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with a bank for $75,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.20% per annum on the unused balance. During the six months ended June 30, 2005, there were no borrowings under this agreement.

NOTE 6.  DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 was as follows:

                                                              12/31/2004    12/31/2003
                                                              -----------   -----------
Distributions paid from:
  Ordinary income...........................................  $27,284,046   $27,109,463
                                                              -----------   -----------
Total taxable distributions.................................  $27,284,046   $27,109,463
                                                              -----------   -----------

     As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income -- net........................  $  4,732,173
Undistributed long-term capital gains -- net................  $          0
                                                              ------------
Total undistributed earnings................................  $  4,732,173
Capital loss carryforward...................................   (21,244,232)*
Unrealized gains / (losses) -- net..........................    12,354,707**
                                                              ------------
Total accumulated earnings / (losses).......................  $ (4,157,352)
                                                              ============

---------------
 * On December 31, 2004, the Fund had a net capital loss carryforward of $21,244,232 of which $17,513,106 expires in 2011 and $3,731,126 expires in
   2012. This amount will be available to offset like amounts of any future taxable gains.

** The difference between book-basis and tax-basis unrealized gains / (losses) is attributable primarily to the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the tax treatments of deferred expenses and other temporary differences.

NOTE 7.  CAPITAL

     Of the 26,930,461 shares of common stock outstanding at June 30, 2005, Phoenix Investment Partners Ltd. owned 22,128 shares.

NOTE 8.  DEFERRED COMPENSATION PROGRAM

     Effective on January 1, 2000, the Fund established a deferred compensation program for its independent directors. Any director who is not an "interested person" of the Fund and who elects to participate in the program (a "participating director") is eligible to defer receipt of all or a portion of his or her compensation from the Fund. Any amounts deferred by a participating director are credited to a deferred compensation ledger account (a "deferral account") established for such director. From January 1, 2000 through December 31,

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2004, the deferred compensation program was administered by the Fund's transfer agent on behalf of the Fund, and all amounts credited to each participating director's deferral account were deemed to be invested in common stock of the Fund. Contributions to the deferral account and increases in value of the measuring shares cause the account balance to increase accordingly, while withdrawals from the deferral account and decreases in value of the measuring shares cause the account balance to decrease accordingly. When a participating director retires, the director may elect to receive payments under the plan in a lump sum or in equal installments over a period of up to ten years. If a participating director dies, any amount payable under the plan will be paid to the director's beneficiaries. Effective on January 1, 2005, administration of new contributions under the deferred compensation program was transferred to Fidelity Investments, which administers similar programs for other investment companies advised by affiliates of Phoenix. Participating directors now have the ability to allocate amounts in their deferral accounts among various investment options, one of which is common stock of the Fund. The obligation to make payouts to directors with respect to compensation deferred since January 1, 2005 is a general obligation of Phoenix. However, the obligation to make payouts to directors with respect to compensation deferred between January 1, 2000 and December 31, 2004 remains a general obligation of the Fund. For this reason, the Fund's Statement of Assets and Liabilities at June 30, 2005 includes "Deferred compensation payable" in the amount of $556,684, and the $556,684 in deferred compensation investments that support that obligation are included in "Prepaid expenses and other assets." Although the Fund has purchased shares of its common stock in the open market for use in meeting its future payout obligations under the program, participating directors do not have an ownership interest in those shares.

NOTE 9.  INDEMNIFICATIONS

     In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

NOTE 10.  SUBSEQUENT DIVIDENDS

     Subsequent to June 30, 2005, the Board of Directors of the Fund declared a dividend of $.085 per share payable on July 29, 2005 to shareholders of record on July 15, 2005.

                           PROXY RESULTS (UNAUDITED)

     The Annual Meeting of Shareholders of Duff & Phelps Utility and Corporate Bond Trust Inc. was held on May 18, 2005. The description of the proposals and number of shares voted are as follows:

                                                                   SHARES VOTED   SHARES VOTED
                                                                       FOR          AGAINST
                                                                   ------------   ------------
1.   To elect three directors to serve until the Annual Meeting in the year indicated below or until their successors are
     duly elected and qualified:
           Nancy Lampton (2008)..................................  22,735,911        487,075
           Philip R. McLoughlin (2008)...........................  22,752,546        470,440
           Geraldine M. McNamara (2008)..........................  22,778,602        444,384
     Directors whose term of office continued beyond this meeting are as follows:
     E. Virgil Conway, Harry Dalzell-Payne, Francis E. Jeffries,
     Eileen A. Moran
     and Everett L. Morris. Richard A. Pavia retired at the
     conclusion of the Annual Meeting and David J. Vitale was
     appointed by the Board of Directors to fill his vacant
     position.

            DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (UNAUDITED)

     Common shareholders are automatically enrolled in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, all distributions to common shareholders of dividends and capital gains will automatically be reinvested by The Bank of New York (the "Plan Agent") in additional shares of common stock of the Fund unless an election is made to receive distributions in cash. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

     The Plan Agent serves as agent for the common shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gains distribution, if (1) the market price of shares on the valuation date equals or exceeds the net asset value of these shares, the Fund will issue new shares at net asset value, provided that the Fund will not issue new shares at a discount of more than 5% from the then current market price; or if (2) the market price is lower than the net asset value, or if dividends or capital gains distributions are declared and payable only in cash, then the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy shares of common stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the common stock, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's common stock, resulting in the acquisition of fewer shares of common stock than if the dividend or distribution had been paid in common stock issued by the Fund. As described below, the Plan was amended, effective December 1, 1999, whereby the Fund will issue new shares in circumstances in which it will be beneficial to plan participants.

     The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions (or equivalent purchase costs) incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and with voluntary additional share investments. There are no other charges to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions (or equivalent purchase costs) as described above.

     The Plan also permits Plan participants to periodically purchase additional shares of common stock through the Plan by delivering to the Plan Agent a check for at least $100, but not more than $5,000 in any month. The Plan Agent will use the funds to purchase shares in the open market or in private transactions. The Fund will not issue any new shares in connection with voluntary additional share investments. Purchases made pursuant to the Plan will be made commencing at the time of the first dividend or distribution payment following the second business day after receipt of the funds for additional purchases, and may be aggregated with purchases of shares for reinvestment of the dividends and distributions. Shares will be allocated to the accounts of participants purchasing additional shares at the average price per share, plus a service charge imposed by the Plan Agent and brokerage commissions (or equivalent purchase costs) paid by the Plan Agent for all shares purchased by it, including for reinvestment of dividends and distributions. Checks drawn on a foreign bank are subject to collection and collection fees, and will be invested at the time of the next distribution after funds are collected by the Plan Agent.

     The Plan Agent will make every effort to invest funds promptly, and in no event more than 30 days after the Plan Agent receives a dividend or distribution, except where postponement is deemed necessary to comply with applicable provisions of the federal securities laws.

     Funds sent to the Plan Agent for voluntary additional share investment may be recalled by the participant by written notice received by the Plan Agent not later than two business days before the next distribution payment date. If for any reason a regular monthly distribution is not paid by the Fund, funds for voluntary additional share investment will be returned to the participant, unless the participant specifically directs that they continue to be held by the Plan Agent for subsequent investment.

     Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. An election to withdraw from the Plan will, until such election is changed, be deemed to be an election by a common shareholder to take all subsequent dividends and distributions in cash. Elections will only be effective for dividends and distributions declared after, and with a record date of at least ten days after, such elections are received by the Plan Agent. There is no penalty for non-participation in or withdrawal from the Plan, and shareholders who have withdrawn from the Plan may rejoin it at any time. The Plan Agent imposes charges on participants for selling participants shares on termination of participation (currently a base fee of $5.00 plus $.10 per share). The Fund reserves the right to amend the Plan to institute a service charge to participants.

     The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

     Common shareholders whose common stock is held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

     In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

     The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions.

     The Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all participants in the Plan at least 90 days before the record date for the dividend or distribution. The Plan may also be amended or terminated by the Plan Agent by at least 90 days' written notice to all participants in the Plan. All questions concerning the Plan should be directed to the Plan Agent by calling 1-800-524-4458.

                       ADDITIONAL INFORMATION (UNAUDITED)

     There have been no changes in the Fund's charter or by-laws that would delay or prevent a change in control of the Fund which has not been approved by the shareholders. There have been no changes in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund's portfolio.

     The Board of Directors has adopted a stock compensation program utilizing shares of the Fund.

     Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market.

                 PROXY VOTING POLICY AND PROCEDURES (UNAUDITED)

     The Fund does not typically hold voting securities and the Fund's Board of Directors has adopted proxy voting procedures whereby the Fund's investment adviser (the "Adviser") would review any proxy solicitation materials on a case-by-case basis and would vote any such securities in accordance with the Investment Adviser's good faith belief as to the best interests of the Fund and its shareholders. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies during the 12 months ended June 30, 2005, is available without charge, upon request, by calling the Adviser collect at 312-541-5555 and on the Commission's website at http://www.sec.gov.

         AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                   PRIVACY PRINCIPLES OF THE FUND (UNAUDITED)

     The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

     Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's investment adviser, administrator and their respective affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

              RENEWAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

     Under Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the terms of the Fund's investment advisory agreement must be reviewed and approved at least annually by the Board of Directors of the Fund (the "Board"), including a majority of the Directors who are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Directors"). Section 15(c) of the 1940 Act also requires the Fund's

Directors to request and evaluate, and the Fund's investment adviser to a fund to furnish, such information as may reasonably be necessary to evaluate the terms of the investment advisory agreement. During the month of November 2004, assisted by the advice of independent legal counsel, the Board conducted its annual review of the terms of the Fund's investment advisory agreement with Duff & Phelps Investment Management Co., the Fund's investment adviser (the "Adviser"). In the course of that review, the Directors considered all of the information they deemed appropriate, including informational materials furnished by the Adviser in response to a request made on behalf of the Independent Directors by legal counsel to the Independent Directors. Based on that review, at a meeting held on November 17, 2004, the Board, including the Independent Directors, approved the continuation of the investment advisory agreement for an additional one-year term ending November 30, 2005. In making its determination that such continuation was in the best interests of the Fund and its shareholders, the Board took into account all factors that it deemed relevant, without identifying any single factor or group of factors as all-important or controlling. Among the factors considered by the Board, and the conclusions reached with respect to each, were the following:

     Nature, extent, and quality of services. The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser. Among other materials, the Adviser furnished the Board with a copy of its most recent investment adviser registration form ("Form ADV") and a description of its investment process. In evaluating the quality of the Adviser's services, the Board considered the investment experience and length of service of the individual portfolio managers who provide services to the Fund. The Board noted the various complexities involved in the operations of the Fund, such as the use of leverage in the form of the Fund's commercial paper. The Board also evaluated the Adviser's compliance program, code of ethics, conflict of interest policies and the correspondence relating to the most recent examination of the Fund conducted by the SEC. In light of the foregoing, the Board concluded that it was generally satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

     Investment performance of the Fund and the Adviser. The Adviser provided the Board with performance information for the Fund for various periods, measured against two benchmarks: the Lipper General Bond Funds Average, the Lipper Corporate Debt Funds BBB-Rated Average and the Lehman Brothers U.S. Aggregated Bond Index. The Board noted that the Fund's performance generally compared favorably with the benchmarks. The Adviser also provided information about the Fund's ratings from Morningstar, Inc.

     Costs of services and profits realized. The Board considered the reasonableness of the compensation paid to the Adviser, in both absolute and comparative terms, and also the profits realized by the Adviser and its affiliates from their relationship with the Fund. To facilitate the Board's analysis, the Adviser furnished the Board with information from Lipper Analytical Services Inc., an independent provider of investment company data, comparing the Fund's advisory and other expenses to the similar expenses of other leveraged municipal debt funds. The comparative data indicated that the Fund's advisory fees did not differ significantly from the median of similar fees incurred by other leveraged debt funds.

     Included in the Adviser's Form ADV furnished to the Board was comparative information from the Adviser with respect to the fees it charges to investment advisory clients other than the Fund. However, the Board concluded that the services rendered to other institutional investor clients were not sufficiently comparable to the services rendered to the Fund for a direct comparison of advisory fees to be meaningful.

     The Adviser also furnished the Board with copies of its financial statements. In reviewing those financial statements, the Board examined the profitability of the investment advisory agreement to the Adviser and determined that the profitability of that contract was within the range that courts had found reasonable. The Board considered that the Adviser must be able to compensate its employees at competitive levels in order to attract and retain high-quality personnel to provide high-quality services to the Fund. The Board concluded that the investment advisory fee was the product of arm's length bargaining and that it was fair and reasonable to the Fund.

     Economies of scale. The Board concluded that currently the Fund is not sufficiently large to realize benefits from economies of scale, but should seek opportunities for economies of scale that might arise in the future.

     Indirect benefits. The Board considered possible sources of indirect benefits to the Adviser from its relationship to the Fund. As a fixed-income fund, the Fund does not generate soft dollars. Nevertheless, the Adviser furnished the Board with a report on its use of soft dollars in connection with other investment advisory clients. The Board also noted that the Fund does not utilize affiliates of the Adviser for brokerage purposes.

DIRECTORS

Francis E. Jeffries, Chairman
E. Virgil Conway
Harry Dalzell-Payne
Nancy Lampton
Philip R. McLoughlin
Geraldine M. McNamara
Eileen A. Moran
Everett L. Morris
David J. Vitale

OFFICERS

Nathan I. Partain
President & Chief Executive Officer

Daniel J. Petrisko
Vice President & Chief Investment Officer

Alan M. Meder
Treasurer

Joyce B. Riegel
Chief Compliance Officer

T. Brooks Beittel
Secretary

INVESTMENT ADVISER

Duff & Phelps Investment Management Co.
55 East Monroe Street
Chicago, IL 60603
(312) 541-5555

ADMINISTRATOR

Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095
(800) 543-6217

CUSTODIAN AND TRANSFER AGENT

The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
(800) 524-4458

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
233 South Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Mayer, Brown, Rowe & Maw LLP
71 South Wacker Drive
Chicago, IL 60606

This report is for shareholder information.
This is not a prospectus intended for use in the purchase or sale of Fund shares. Information contained in this report is dated and subject to change. Past performance is no guarantee of future results.

Duff & Phelps Utility and Corporate Bond Trust Inc.
55 East Monroe Street
Chicago, IL 60603
                                 DUFF & PHELPS
                                  UTILITY AND
                                   CORPORATE
                                BOND TRUST INC.

                              (DUFF & PHELPS LOGO)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2005

Item 2 - Code of Ethics - Not required as this is not an annual filing.

Item 3 - Audit Committee Financial Expert - Not required as this is not an annual filing.

Item 4 - Principal Accountant Fees and Services - Not required as this is not an annual filing.

Item 5 - Audit Committee of Listed Registrants - Not required as this is not an annual filing.

Item 6 - Schedule of Investments - This schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not required as this is not an annual filing.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

         Not applicable to semi-annual reports for the period ended June 30, 2005.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - None.

Item 10 - Submission of Matters to a Vote of Security Holders - None.

Item 11 - Controls and Procedures

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

      (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits

      (a)(1) Code of Ethics - Not applicable to semi-annual filing.

      (a)(2) Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act - Attached hereto

      (b) Exhibit 99.906CERT- Certifications pursuant to Section 906 of the Sarbanes-Oxley Act - Attached hereto

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       Duff & Phelps Utility and Corporate Bond Trust Inc.

       By:      /s/ Alan M. Meder
            ------------------------------
            Alan M. Meder,
            Principal Financial Officer of
            Duff & Phelps Utility and Corporate Bond Trust Inc.


       Date: August 31, 2005


       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       By:      /s/ Nathan I. Partain
            ------------------------------
            Nathan I. Partain
            Principal Executive Officer of
            Duff & Phelps Utility and Corporate Bond Trust Inc.


       Date: August 31, 2005

       By:      /s/ Alan M. Meder
            ------------------------------
            Alan M. Meder,
            Principal Financial Officer of
            Duff & Phelps Utility and Corporate Bond Trust Inc.

       Date: August 31, 2005